Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$19,030	$362	$6	$19,386
U.S. Government agencies	50,969	96	290	50,775
GSE - Mortgage-backed securities and CMO’s	27,748	133	309	27,572
State and political subdivisions	11,575	505	—	12,080
Corporate bonds	3,040	—	29	3,011

Total securities available for sale	$112,362	$1,096	$634	$112,824

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$2,085	$—	$32	$2,053
Corporate bonds	3,411	—	14	3,397

Total securities held to maturity	$5,496	$—	$46	$5,450

December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$20,992	$502	$208	$21,286
U.S. Government agencies	40,245	150	809	39,586
GSE - Mortgage-backed securities and CMO’s	32,557	116	953	31,720
State and political subdivisions	7,337	351	—	7,688

Total securities available for sale	$101,131	$1,119	$1,970	$100,280

Sales and Calls of Securities Available for Sale

Results from sales and calls of securities available for sale for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
	(dollars in thousands)
Gross proceeds from sales and calls	$11,592	$20,182	$42,889

Realized gains from sales	$28	$41	$1,398
Realized losses from sales	(30)	(564)	(112)

Net realized gains (losses)	$(2)	$(523)	$1,286

Gross Unrealized Losses and Fair Value of Investments

At December 31, 2013 the unrealized losses related to one United States Treasury note, thirteen government agency securities and ten government sponsored enterprise (GSE) mortgage backed securities.

	Less than 12 Months		12 Months or More		Total
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$3,143	$6	$—	$—	$3,143	$6
U.S. Gov’t agencies	9,690	23	17,776	267	27,466	290
GSE-Mortgage-backed securities and CMO’s	1,990	4	14,168	305	16,158	309
Corporate bonds	3,011	29	—	—	3,011	29

Total securities available for sale	$17,834	$62	$31,944	$572	$49,778	$634

	Less than 12 Months		12 Months or More		Total
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$2,053	$32	$—	$—	$2,053	$32
Corporate bonds	3,397	14	—	—	3,397	14

Total securities held to maturity	$5,450	$46	$—	$—	$5,450	$46

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
		(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,722	$208	$—	$—	$4,722	$208
U.S. Gov’t agencies	32,406	809	—	—	32,406	809
GSE-Mortgage-backed securities and CMO’s	18,947	809	3,849	144	22,796	953

Total securities available for sale	$56,075	$1,826	$3,849	$144	$59,924	$1,970

Amortized Cost and Fair Value of Available for Sale Securities Portfolio

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2014:

	Amortized	Estimated
	Cost	Fair Value
	(dollars in thousands)

Due within one year	$5,147	$5,175
Due after one but within five years	57,711	58,043
Due after five but within ten years	21,537	21,603
Due after ten years	5,715	5,881
Mortgage backed securities	27,748	27,572

	$117,858	$118,274